Cover	Nov. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2024
Entity File Number	001-16174
Entity Registrant Name	TEVA PHARMACEUTICAL INDUSTRIES LIMITED
Entity Central Index Key	0000818686
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	124 Dvora Hanevi’a Street
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6944020
City Area Code	972
Local Phone Number	3-914-8213
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares, each representing one Ordinary Share
Trading Symbol	TEVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false